Note 10 - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Note 10 - Property, Plant and Equipment, Net

10               Property, plant and equipment, net

Year ended December 31, 2022	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total
Cost
Values at the beginning of the year	830,104	13,064,541	420,930	147,429	59,522	14,522,526
Currency translation adjustment	(1,601)	(71,347)	(1,838)	376	(174)	(74,584)
Increase due to business combinations (*)	-	-	-	187	-	187
Additions	-	2,271	734	334,912	8,150	346,067
Transfers / Reclassifications	9,829	184,915	16,221	(227,153)	-	(16,188)
Disposals / Consumptions	(22,569)	(322,886)	(33,562)	(3,372)	(11,972)	(394,361)
Values at the end of the year	815,763	12,857,494	402,485	252,379	55,526	14,383,647

Depreciation and impairment
Accumulated at the beginning of the year	139,941	8,199,724	353,639	-	4,421	8,697,725
Currency translation adjustment	(289)	(51,283)	(1,756)	-	130	(53,198)
Depreciation charge	13,577	432,648	21,022	-	20,485	487,732
Impairment charge (See note 5)	-	75,722	321	-	-	76,043
Transfers / Reclassifications	(2)	(21,506)	(215)	-	-	(21,723)
Disposals / Consumptions	(955)	(321,334)	(32,485)	-	(4,421)	(359,195)
Accumulated at the end of the year	152,272	8,313,971	340,526	-	20,615	8,827,384
At December 31, 2022	663,491	4,543,523	61,959	252,379	34,911	5,556,263

(*)Related to Parques Eólicos de la Buena Ventura S.A. acquisition, for more information see note 33 to these Consolidated Financial Statements.

Year ended December 31, 2021	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total
Cost
Values at the beginning of the year	839,584	13,079,545	414,757	102,226	61,893	14,498,005
Currency translation adjustment	(5,084)	(138,839)	(5,042)	(365)	(569)	(149,899)
Additions	8	15,238	1,171	192,470	4,830	213,717
Transfers / Reclassifications	2,448	148,037	17,688	(146,752)	-	21,421
Decrease due to sale of subsidiaries (*)	(200)	(4,310)	(62)	-	-	(4,572)
Disposals / Consumptions	(6,652)	(35,130)	(7,582)	(150)	(6,632)	(56,146)
Values at the end of the year	830,104	13,064,541	420,930	147,429	59,522	14,522,526

Depreciation and impairment
Accumulated at the beginning of the year	132,458	7,830,120	342,246	-	-	8,304,824
Currency translation adjustment	(1,292)	(97,236)	(4,621)	-	-	(103,149)
Depreciation charge	9,736	440,316	21,715	-	-	471,767
Impairment charge (See note 5)	-	51,470	780	-	4,421	56,671
Decrease due to sale of subsidiaries (*)	-	(567)	(53)	-	-	(620)
Disposals / Consumptions	(961)	(24,379)	(6,428)	-	-	(31,768)
Accumulated at the end of the year	139,941	8,199,724	353,639	-	4,421	8,697,725
At December 31, 2021	690,163	4,864,817	67,291	147,429	55,101	5,824,801

(*) Related to Geneva sale. See note 6 to these Consolidated Financial Statements.

See note 27 for a description of certain restricted assets with a carrying value of $56.2 million held in Saudi Arabia by the Company’s subsidiary SSPC, in which Tenaris holds a 47.79%.

Property, plant and equipment include capitalized interests for net amounts at December 31, 2022 and 2021 of $30.4 million and $32 million, respectively. There were no new interests capitalized during 2022 and 2021.

Government grants recognized as a reduction of property, plant and equipment were immaterial for the years 2022 and 2021.

The carrying amounts of assets pledged as security for current and non-current borrowings were immaterial for the years 2022 and 2021.